Transactions with related parties (Details) € in Thousands						6 Months Ended			12 Months Ended
	Jan. 01, 2021 USD ($)	Nov. 18, 2018	Nov. 14, 2018 USD ($)	Mar. 21, 2014	Nov. 18, 2013 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 EUR (€)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 30, 2014 USD ($)
Related party transaction
Administrative services fee						$ 60,000		$ 60,000
Management fees-related party						3,281,000		3,168,000
Charter hire commissions						987,000		811,000
Due from related party						1,350,000			$ 1,350,000
Due to related party						429,000			1,555,000
Due from related party, current						927,000
Due to related Parties, current						429,000			1,555,000
Annual executive services fee						$ 291,000
Foreign currency exchange rate						1.0835
Dynagas Holding Ltd
Related party transaction
Technical management fee						$ 3,000.0		2,900
Security deposits to Manager
Related party transaction
Due from related party						$ 1,350,000			1,350,000
Master Agreement
Related party transaction
Technical management fee	$ 2,750,000
Management fees annual upward percentage adjustment						3.00%	3.00%
Administrative services days termination notice						6 months	6 months
Related party transaction, terms and manner of settlement						5%	5%
Management fees-related party						$ 3,281,000		3,168,000
Charter hire commission payable to the management company						1.25%	1.25%
Charter hire commissions						$ 987,000		811,000
Due from related party						1,350,000			1,350,000
Dynagas Ltd | Working capital advances
Related party transaction
Due from related party, current						927,000
Due to related Parties, current									615,000
$30 million sponsor facility | Dynagas Holding Ltd
Related party transaction
Revolving credit facility borrowing capacity					$ 30,000,000
Debt instrument term					5 years
Amount drawn						0			$ 0
$30 million extended sponsor facility
Related party transaction
Debt instrument term			5 years
$30 million extended sponsor facility | Dynagas Holding Ltd
Related party transaction
Revolving credit facility borrowing capacity			$ 30,000,000
Executive services agreement
Related party transaction
Annual executive services fee						$ 583,000	€ 538
Executive services agreement initial term
Related party transaction
Executive services agreement duration period				5 years
Executive services agreement automatic renewal
Related party transaction
Executive services agreement duration period		5 years
Administrative services agreement
Related party transaction
Administrative services days termination notice						120 days	120 days
Administrative services fee						$ 60,000		$ 60,000
Administrative services agreement | Security deposits to Manager | Monthly fee
Related party transaction
Due to related party										$ 10,000